PL Floating Rate Loan Fund
PL Floating Rate Loan Fund
Investment Goal
This Fund seeks a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL Floating Rate Loan Fund Class P
Management Fee		0.75%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		1.03%
Less Fee Waiver and Expense Reimbursement	[1][2]	(0.23%)
Total Annual Fund Operating Expenses	[3]	0.80%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee through July 31, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Boston Management and Research is terminated.
[2]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[3]	After Fee Waiver and Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the fee waiver and expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL Floating Rate Loan Fund Class P
1 year	82
3 years	291
5 years	533
10 years	1,226

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL Floating Rate Loan Fund Class P
1 year	82
3 years	291
5 years	533
10 years	1,226

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 94.47% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the Fund invests include senior loans of domestic and foreign issuers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The Fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the Fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The Fund is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser.

Subject to other limitations described above, the Fund may invest up to 25% of its assets in foreign senior loans and foreign securities.

The Fund may also invest up to 20% (in the aggregate) of its assets (including assets maintained by the Fund as a reserve against any additional loan commitments) in (i) investment grade debt securities and/or investment grade short-term debt securities with remaining maturities of one year or less, including money market securities; (ii) warrants and equity securities in connection with the Fund’s investments in senior loans or other debt instruments; (iii) senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates and subordinated bridge loans; (iv) secured and unsecured subordinated loans; (v) second lien and third lien loans; (vi) senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all which may be fixed or floating rate; (vii) other floating rate debt instruments, such as notes and asset backed securities (including special purpose trusts investing in bank loans); and (viii) loans or other debt instruments that pay-in-kind or “PIK”, which are loans or other debt instruments that pay interest through the issuance of additional securities.

The sub-adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The sub-adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The sub-adviser seeks to maintain broad borrower and industry diversification among the Fund’s senior loans. When selecting senior loans, the sub-adviser seeks to utilize analysis of various investment characteristics including risk/return characteristics. Senior loans may be sold, if in the opinion of the sub-adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, a Fund could experience delays in receiving payments or suffer a loss. In an assignment, a Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities. Volatility of these securities (including loans) may be relatively greater than for investment grade securities.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Redemption Risk: Because the Fund may serve as an underlying fund of a “fund of funds” of the Trust and thus a significant percentage of its outstanding shares may be held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Class P return for the period 1/1/13 through 6/30/13: 2.19% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.24%; Q3 2011: (2.66%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PL Floating Rate Loan Fund	1 year	Since Inception	Inception Date
Class P	7.73%	4.88%	Jun. 30, 2008
Class P (after taxes on distributions)	6.00%	3.20%	Jun. 30, 2008
Class P (after taxes on distributions and sale of shares)	5.07%	3.16%	Jun. 30, 2008
S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	9.66%	6.59%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.